Financial liabilities at amortized cost – payables to network (Tables)	12 Months Ended
Dec. 31, 2022
Financial Liabilities At Amortized Cost Payables To Network
Schedule of credit card payment

	2022	2021

Payables to credit card network (i)	7,054,783	4,882,159
Total	7,054,783	4,882,159

Schedule of payable to credit card network

Payables to credit card network	2022	2021

Up to 30 days	3,829,398	2,518,437
30 to 90 days	1,741,186	1,205,765
More than 90 days	1,484,199	1,157,957
Total	7,054,783	4,882,159